RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 757	$ 723	$ 956
Oniva International Services Corp. [Member]
Statement [Line Items]
Amounts receivable, related party transactions	0	0
Salaries, benefits, and consulting fees	636	665	594
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees	224	226	232
JYAI [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees	31	33	66
WWD [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 0	$ 0	$ 12